Description of Organization and Business Operations (Details) $ / shares in Units, $ in Thousands	10 Months Ended		11 Months Ended	12 Months Ended
	Nov. 29, 2019 USD ($)	Oct. 31, 2019 USD ($) $ / shares shares	Dec. 13, 2018 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Dec. 18, 2013
Description of Organization and Business Operations [Abstract]
Entity date of incorporation				Mar. 14, 2008
Entity date of Initial Public Offering				Jul. 01, 2008
Common stock shares outstanding | shares				15,873,391	13,280,927
Net proceeds				$ 15,468
Navios Europe I
Description of Organization and Business Operations [Abstract]
Navios Holdings' voting interest in Navios Acquisition				50.00%
Number of vessels acquired						10
Merger Agreement with Navios Midstream
Business Acquisition, Effective Date of Acquisition					Dec. 13, 2018
Business Acquisition, Date of Acquisition Agreement					Oct. 07, 2018
Common Stock
Issuance of common shares | shares				2,145,020
Net proceeds				$ 1
Common Stock | Merger Agreement with Navios Midstream
Business Acquisition, Number of shares issued | shares			3,683,284
Stock for units exchange ratio			0.42
Common Stock | Registered Direct Offering
Issuance of common shares | shares		1,875,000
Price per share | $ / shares		$ 8
Gross proceeds		$ 15,000
Agents' costs		675
Offering costs		957
Net proceeds		$ 13,368
Common Stock | Continuous Offering Program Sales Agreement
Issuance of common shares | shares				270,020
Net proceeds				$ 2,099
Common Stock | Continuous Offering Program Sales Agreement | Maximum
Sale of Stock, Consideration Received	$ 25,000
Navios Holdings
Description of Organization and Business Operations [Abstract]
Navios Holdings' voting interest in Navios Acquisition				30.60%
Navios Holdings' economic interest in Navios Acquisition				31.00%
Two LR1 and Three MR1 Product Tankers | Navios Europe I
Number of vessels acquired				5